Inventories - Summary Inventories comprise (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Production supplies		¥ 76,961	¥ 58,151
Work in progress (Note (i))	[1]	127,744	160,069
Inventories		¥ 204,705	¥ 218,220

[1]	Work in progress represents vehicles in the process of landing deployment for sale.